Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Short-Term Borrowings

The following table is a summary of short-term borrowings for the last three years:

	2018		2017		2016
(Dollars in Millions)	Amount	Rate	Amount	Rate	Amount	Rate

At year-end
Federal funds purchased	$458	2.05%	$252	.77%	$447	.30%
Securities sold under agreements to repurchase	2,582	2.20	803	.61	801	.12
Commercial paper	6,940	1.35	8,303	.68	10,010	.30
Other short-term borrowings	4,159	2.68	7,293	2.13	2,705	1.00
Total	$14,139	1.92%	$16,651	1.31%	$13,963	.43%
Average for the year
Federal funds purchased	$1,070	1.70%	$528	.86%	$1,015	.30%
Securities sold under agreements to repurchase	2,279	1.87	917	.44	891	.18
Commercial paper	6,929	.94	8,236	.49	14,827	.26
Other short-term borrowings	11,512	2.27	5,341	1.90	3,173	1.67
Total	$21,790	1.78%	$15,022	1.00%	$19,906	.48%
Maximum month-end balance
Federal funds purchased	$4,532		$600		$2,487
Securities sold under agreements to repurchase	3,225		927		1,177
Commercial paper	7,846		9,950		21,441
Other short-term borrowings	16,588		7,293		6,771
(a)	Interest and rates are presented on a fully taxable-equivalent basis utilizing a tax rate of 21 percent for 2018 and 35 percent for 2017 and 2016.